CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Jun. 30, 2023
Critical Accounting Estimates And Judgements
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

3. CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgements are evaluated and based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.

Share-based payments transactions

The Company has determined that the fair value of the equity instruments is a critical judgement. The Company measures the cost of equity-settled transactions with employees and service providers by reference to the value of the equity instruments at the date on which they are granted. Management has determined the fair value by engaging an independent valuer for more complex equity instruments, such as warrants and performance rights, by using a Black-Scholes or Binomial model, and utilized internal resources to perform fair value by straight forward equity instruments by using Black-Scholes model.

Goodwill

The Group tests annually, or more frequently if events or changes in circumstances indicate impairment, whether goodwill and other indefinite life intangible assets have suffered any impairment, in accordance with the accounting policy stated in Note 2(k). The value-in-use calculation used in assessing potential impairment of goodwill incorporates a number of key estimates and assumptions which is a critical judgement. CGUs are identified by determining the smallest identifiable group of assets that generate largely independent cash inflows from other assets or groups of assets. Identifying those largely independent cash inflows requires significant judgement in assessing the Group’s sources of revenue and how assets are utilized in generating those revenues. Goodwill is required to be allocated to the CGUs or groups of CGUs that are expected to benefit from the synergies of the combination acquired where goodwill cannot be allocated to individual CGUs on a reasonable and consistent basis. Significant judgement is required to assess which CGUs or groups of CGUs benefit from the synergies and thus determine how the goodwill is allocated.

Impairment of non-financial assets other than goodwill and other indefinite life intangible assets

The Group assesses impairment of non-financial assets other than goodwill and other indefinite life intangible assets at each reporting date by evaluation conditions specific to the Group and to the particular asset that may lead to impairment. If an impairment trigger exists, the recoverable amount of the asset is determined. This involves fair value less costs of disposal or value-in-use calculation which incorporate a number of key estimates and assumptions.

Business combination and the contingent consideration

Business combination are initially accounted for on a provisional basis. The fair value of assets acquired and liabilities assumed are initially estimated by the Group taking into consideration all available information at the reporting date. Fair value adjustments on the finalization of the business combination accounting is retrospective, where applicable, to the period the combination occurred and may have an impact on the assets and liabilities, depreciation and amortization reported.

For the AffinityDNA acquisition, a second payment of A$486,188 (£277,500) would be due to the prior owners of the business if a pre-determined gross profit target for the 12-month period from the acquisition date is achieved. Management used judgement by not including the second payment in the calculation of fair value of consideration transferred.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)